Weighted Average Assumptions used to Determine Benefit Obligations, Mexican Plan (Detail) - Benefit Obligations Of Mexican Plan	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Discount rate	7.60%	6.80%
Rate of increase in compensation per annum	5.50%	5.50%